UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 93.8%
Equity – 88.7%
10,104,424	Goldman Sachs U.S. Equity Dividend and Premium Fund	$102,559,899
7,307,439	Goldman Sachs International Equity Dividend and Premium Fund	51,078,999
1,456,387	Goldman Sachs Structured Small Cap Equity Fund	19,748,611
972,658	Goldman Sachs Structured Emerging Markets Equity Fund	8,432,944
721,369	Goldman Sachs Structured International Small Cap Fund	6,023,429

		187,843,882

Fixed Income – 5.1%
1,103,384	Goldman Sachs High Yield Fund	8,131,943
210,632	Goldman Sachs Local Emerging Markets Debt Fund	2,043,128
56,802	Goldman Sachs Core Fixed Income Fund	609,482

		10,784,553

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 93.8%		$198,628,435

Contracts	Strike Price	Expiration Date	Value
Option Purchased – 0.0%
S&P 500 Index Put Option
58	$1,400	12/22/12	$ 81,200

Shares	Description	Value
Exchange Traded Fund – 1.4%
130,534	SPDR S&P Bank Fund	$ 3,037,526

TOTAL INVESTMENTS – 95.2%		$201,747,161

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%		10,076,434

NET ASSETS – 100.0%		$211,823,595

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

Investment Abbreviation:
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
CNY	— Chinese Yuan
USD	— United States Dollar

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2012, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Westpac Banking Corp.	CNY/USD	12/19/12	$1,719,384	$21,671

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	USD/CNY	12/19/12	$1,719,384	$(1,963)

FUTURES CONTRACTS — At November 30, 2012, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	182	December 2012	$6,104,496	$64,819
Nikkei 225 Index	92	December 2012	4,372,300	309,701

TOTAL				$374,520

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$184,134,355

Gross unrealized gain	29,834,685
Gross unrealized loss	(12,221,879)

Net unrealized security gain	$17,612,806

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2012 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 94.0%
Equity – 88.9%
24,045,938	Goldman Sachs Structured Tax- Managed Equity Fund	$278,932,886
15,522,949	Goldman Sachs Structured International Tax-Managed Equity Fund	117,043,035
2,200,025	Goldman Sachs Structured Emerging Markets Equity Fund	19,074,214
1,701,867	Goldman Sachs Structured International Small Cap Fund	14,210,590

		429,260,725

Fixed Income – 5.1%
2,509,623	Goldman Sachs High Yield Fund	18,495,920
481,604	Goldman Sachs Local Emerging Markets Debt Fund	4,671,554
122,157	Goldman Sachs Core Fixed Income Fund	1,310,740

		24,478,214

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 94.0%		$453,738,939

Contracts	Strike Price	Expiration Date	Value
Option Purchased – 0.0%
S&P 500 Index Put Option
128	$1,400	12/22/12	$ 179,200

Shares	Description	Value
Exchange Traded Fund – 1.4%
290,793	SPDR S&P Bank Fund	$ 6,766,753

TOTAL INVESTMENTS – 95.4%		$460,684,892

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%		22,256,977

NET ASSETS – 100.0%		$482,941,869

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

Investment Abbreviation:
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
CNY	— Chinese Yuan
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2012, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Westpac Banking Corp.	CNY/USD	12/19/12	$3,940,254	$49,662

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	USD/CNY	12/19/12	$3,940,254	$(4,498)

FUTURES CONTRACTS — At November 30, 2012, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	413	December 2012	$13,852,509	$147,945
Nikkei 225 Index	206	December 2012	9,790,150	690,805

TOTAL				$838,750

TAX INFORMATION — At November 30, 2012, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$375,785,922

Gross unrealized gain	103,854,989
Gross unrealized loss	(18,956,019)

Net unrealized security gain	$84,898,970

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds’, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, the Portfolios agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolios deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Portfolios write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by the Portfolios, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of November 30, 2012:

ENHANCED DIVIDEND GLOBAL EQUITY
Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$187,843,882	$—	$—
Fixed Income Underlying Funds	10,784,553	—	—
Exchange Traded Fund	3,037,526	—	—
Total	$201,665,961	$—	$—

Derivative Type
Assets
Future Contracts(a)	$374,520	$—	$—
Option Purchased	81,200
Forward Foreign Currency Exchange Contract(a)	—	21,671	—
Total	$455,720	$21,671	$—

Liabilities(a)
Forward Foreign Currency Exchange Contract	$—	$(1,963)	$—

TAX-ADVANTAGED GLOBAL EQUITY
Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$429,260,725	$—	$—
Fixed Income Underlying Funds	24,478,214	—	—
Exchange Traded Fund	6,766,753	—	—
Total	$460,505,692	$—	$—

Derivative Type
Assets
Future Contracts(a)	$838,750	$—	$—
Option Purchased	179,200
Forward Foreign Currency Exchange Contract(a)	—	49,662	—
Total	$1,017,950	$49,662	$—

Liabilities(a)
Forward Foreign Currency Exchange Contract	$—	$(4,498)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of November 30, 2012, the Enhanced Dividend Global Equity Portfolio invested 48.4% and 24.1% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.

As of November 30, 2012, the Tax-Advantaged Global Equity Portfolio invested 57.8% and 24.2% of its net assets in the Goldman Sachs Structured Tax-Managed Equity Fund (the “Structured Tax-Managed Equity Fund”) and the Goldman Sachs Structured International Tax-Managed Equity Fund (the “Structured International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The Structured International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 29, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date January 29, 2013

*	Print the name and title of each signing officer under his or her signature.